Basis of Preparation and Accounting Policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Preparation and Accounting Policies
Note 2 - Basis of Preparation and Accounting Policies
Basis of preparation
The unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The unaudited condensed consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements, and should be read in conjunction with our audited consolidated financial statements included in our Annual Report on Form 20-F for the year ended December 31, 2025, filed with the Securities and Exchange Commission on March 26, 2026. The Consolidated Balance Sheet data as of December 31, 2025 was derived from our audited annual financial statements. The amounts are presented in millions of United States dollars (“U.S. dollar” or “$”), unless otherwise stated. The financial statements have been prepared on a going concern basis and include, in management's opinion, all adjustments necessary for fair presentation of the interim periods presented.
Certain prior period amounts in the unaudited condensed consolidated financial statements and accompanying notes have been reclassified to conform to the current period's presentation.
Significant accounting policies
The Company’s accounting policies are described in our Annual Report on Form 20-F for the year ended December 31, 2025.
Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used for, among others, the following: collectability of receivables, fair market value of acquired rigs and impairment assessment of long-lived assets. We based our estimates on historical experience and on various other assumptions that we believe are reasonable under the circumstances. Actual results could differ from those estimates.